UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4647
RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: August 31
Date of reporting period: May 31, 2010

Portfolio of Investments
RiverSource Minnesota Tax-Exempt Fund
May 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (98.0%)

Issue	Coupon	Principal
description(b,c)	rate	amount		Value(a)
Advanced Refunded (4.1%)
County of Hennepin
Prerefunded Unlimited General Obligation Bonds
Series 2003
12-01-23	4.750	$2,000,000	(g)	$2,125,160
Lake Superior Independent School District No. 381
Prerefunded Unlimited General Obligation Bonds
Building
Series 2002A (AGM)
(School District Credit Enhancement Program)
04-01-13	5.000	65,000		72,304
Minneapolis Community Planning & Economic
Development Department
Prerefunded Limited Tax Revenue Bonds
Common Bond Fund
Series 2001-2A A.M.T.
06-01-19	5.875	1,000,000		1,052,390
Minnesota Agricultural & Economic Development Board
Prerefunded Revenue Bonds
Health Care System
Series 2000A
11-15-22	6.375	4,845,000		5,029,013
Puerto Rico Electric Power Authority
Prerefunded Revenue Bonds
Series 2003NN (NPFGC)
07-01-32	5.000	2,820,000	(f)	3,164,378
St. Paul Housing & Redevelopment Authority
Prerefunded Revenue Bonds
Community of Peace Academy Project
Series 2001A
12-01-30	7.875	2,390,000		2,527,497

Total				13,970,742

Airport (0.7%)
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Series 2009B A.M.T.
01-01-22	5.000%	2,200,000		2,277,572

College (12.8%)
Minnesota Higher Education Facilities Authority
Revenue Bonds
Bethel University
6th Series 2007R
05-01-37	5.500	6,000,000		5,787,600
Minnesota Higher Education Facilities Authority
Revenue Bonds
Carleton College
6th Series 2008T
01-01-28	5.000	3,000,000		3,190,620
Minnesota Higher Education Facilities Authority
Revenue Bonds
Macalester College
6th Series 2004B
03-01-17	5.000	2,395,000		2,600,252
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. Benedict College
Series 2008V
03-01-18	5.000	500,000		537,180
03-01-23	4.750	800,000		813,448
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. John’s University
6th Series 2005G
10-01-22	5.000	3,000,000		3,170,190
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. John’s University
6th Series 2008U
10-01-28	4.750	1,000,000		1,024,860
10-01-33	4.750	825,000		823,796
Minnesota Higher Education Facilities Authority
Revenue Bonds
University of St. Thomas
6th Series 2008W
10-01-30	6.000	3,625,000		3,886,725

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Minnesota Higher Education Facilities Authority
Revenue Bonds
University of St. Thomas
6th Series 2009X
04-01-39	5.250	4,900,000	5,067,384
Minnesota Higher Education Facilities Authority
Revenue Bonds
University of St. Thomas
7th Series 2009A
10-01-39	5.000	3,000,000	3,076,350
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
State University Foundation Project
Series 2002
05-01-18	5.125	3,000,000	3,173,040
University of Minnesota
Revenue Bonds
Series 1996A Escrowed to Maturity
07-01-21	5.500	8,500,000	10,068,504
University of Minnesota
Revenue Bonds
Series 2009A
04-01-34	5.125	1,000,000	1,074,710

Total			44,294,659

County (5.0%)
County of Hennepin
Unlimited General Obligation Bonds
Series 2008D
12-01-28	5.000	9,355,000	10,137,078
County of Ramsey
Unlimited General Obligation Bonds
Capital Improvement Plan
Series 2007A
02-01-21	5.000	1,035,000	1,172,552
02-01-22	5.000	1,080,000	1,214,600
02-01-23	5.000	1,125,000	1,257,525
02-01-24	5.000	1,170,000	1,299,893
County of Steele
Revenue Bonds
Elderly Housing Project
Series 2000
06-01-30	6.875	2,205,000	2,215,408

Total			17,297,056

Electric (17.5%)
City of Chaska
Refunding Revenue Bonds
Generating Facilities
Series 2005A
10-01-20	5.250	1,165,000	1,247,191
10-01-30	5.000	3,800,000	3,901,802
Minnesota Municipal Power Agency
Revenue Bonds
Series 2004A
10-01-29	5.125	5,500,000	5,651,360
Minnesota Municipal Power Agency
Revenue Bonds
Series 2005
10-01-30	5.000	3,000,000	3,077,490
Minnesota Municipal Power Agency
Revenue Bonds
Series 2007
10-01-32	4.750	3,000,000	3,042,540

Issue	Coupon	Principal
description(b,c)	rate	amount		Value(a)
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 1998B (AMBAC)
01-01-20	4.750	5,000,000		5,014,300
Northern Municipal Power Agency
Revenue Bonds
Series 2007A (AMBAC)
01-01-26	5.000	2,500,000		2,637,075
Northern Municipal Power Agency
Revenue Bonds
Series 2008A (Assured Guaranty)
01-01-21	5.000	2,500,000		2,723,675
Puerto Rico Electric Power Authority
Revenue Bonds
Series 2010XX
07-01-40	5.250	1,600,000	(f)	1,614,896
Southern Minnesota Municipal Power Agency
Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1994A (NPFGC)
01-01-19	6.672	15,000,000	(d)	10,947,000
01-01-26	5.188	12,500,000	(d)	6,207,625
Southern Minnesota Municipal Power Agency
Revenue Bonds
Series 2002A (AMBAC)
01-01-17	5.250	6,000,000		6,859,620
Western Minnesota Municipal Power Agency
Revenue Bonds
Series 2003A (NPFGC)
01-01-26	5.000	7,250,000		7,463,875

Total				60,388,449

Health Care — Hospital (26.0%)
City of Breckenridge
Revenue Bonds
Catholic Health Initiatives
Series 2004A
05-01-30	5.000	4,300,000		4,384,151
City of Maple Grove
Revenue Bonds
Maple Grove Hospital Corp.
Series 2007
05-01-20	5.000	1,000,000		1,040,900
05-01-21	5.000	1,500,000		1,551,360
05-01-37	5.250	4,715,000		4,621,549
City of Maple Grove
Revenue Bonds
North Memorial Health Care
Series 2005
09-01-35	5.000	2,500,000		2,372,700
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2008A
11-15-32	6.750	5,240,000		5,862,564

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
City of Northfield
Revenue Bonds
Series 2006
11-01-31	5.375	1,500,000	1,431,135
City of Rochester
Revenue Bonds
Mayo Clinic
Series 2008D-RMKT
11-15-38	5.000	1,500,000	1,547,505
City of Shakopee
Revenue Bonds
St. Francis Regional Medical Center
Series 2004
09-01-25	5.100	6,300,000	6,064,757
City of St. Cloud
Revenue Bonds
Centracare Health System
Series 2010A
05-01-30	5.125	4,000,000	4,004,480
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07-01-39	5.750	3,000,000	2,974,680
City of St. Louis Park
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07-01-26	5.625	3,000,000	3,039,690
City of Stillwater
Revenue Bonds
Health System Obligation Group
Series 2005
06-01-25	5.000	1,750,000	1,757,840
City of Winona
Refunding Revenue Bonds
Winona Health Obligation Group
Series 2007
07-01-31	5.150	2,000,000	1,809,060
County of Chippewa
Revenue Bonds
Montevideo Hospital Project
Series 2007
03-01-20	5.375	1,940,000	1,978,897
03-01-21	5.375	1,045,000	1,059,975
County of Meeker
Revenue Bonds
Memorial Hospital Project
Series 2007
11-01-27	5.750	1,000,000	1,008,360
11-01-37	5.750	2,250,000	2,195,325
Minneapolis & St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Health Care Facilities
Series 2010A
08-15-30	5.000	2,500,000	2,508,925
08-15-35	5.250	1,275,000	1,290,989
Minneapolis & St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Health Care Facilities
Series 2010A
08-15-25	5.250	1,000,000	1,047,280

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03-01-40	6.500	3,500,000	3,596,215
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Allina Health Systems
Series 2007A (NPFGC)
11-15-22	5.000	2,100,000	2,203,908
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Allina Health Systems
Series 2009A-1
11-15-29	5.250	5,750,000	5,852,868
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Gillette Children’s Specialty
Series 2009
02-01-27	5.000	6,145,000	6,015,341
02-01-29	5.000	2,475,000	2,419,016
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Healtheast Project
Series 2005
11-15-25	6.000	2,000,000	1,993,960
11-15-35	6.000	1,500,000	1,401,915
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05-15-23	5.250	1,000,000	1,006,890
05-15-26	5.250	1,000,000	979,150
05-15-36	5.250	7,500,000	7,006,874
Staples United Hospital District
Unlimited General Obligation Bonds
Health Care Facilities-Lakewood
Series 2004
12-01-34	5.000	3,525,000	3,577,523

Total			89,605,782

Health Care — Life Care Center (3.1%)
Annandale Economic Development Authority
Revenue Bonds
Annandale Care Center Project
Series 2007A
11-01-37	5.900	3,385,000	3,138,605
City of North Oaks
Revenue Bonds
Presbyterian Homes
Series 2007
10-01-27	6.000	1,250,000	1,251,350
10-01-33	6.000	3,000,000	2,933,430
City of Rochester
Refunding Revenue Bonds
Madonna Towers, Inc. Project
Series 2007A
11-01-28	5.875	2,050,000	1,972,961
Duluth Housing & Redevelopment Authority
Revenue Bonds
Benedictine Health Center Project
Series 2007
11-01-33	5.875	1,500,000	1,414,515

Total			10,710,861

Health Care — Nursing Home (1.6%)
City of Fergus Falls
Revenue Notes
Pioneer Retirement Community
Series 2010
11-15-11	4.000	1,500,000	1,500,960

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
City of Sartell
Revenue Bonds
Country Manor Campus
Series 2010A
09-01-30	6.125	840,000	833,650
09-01-36	6.250	925,000	915,473
09-01-42	6.375	2,435,000	2,419,854

Total			5,669,937

Housing — Multi-family (0.6%)
Austin Housing & Redevelopment Authority
Revenue Bonds
Courtyard Residence Project
Series 2000A
01-01-32	7.250	2,000,000	2,001,340

Housing — Single Family (5.3%)
Minneapolis/St. Paul Housing Finance Board
Revenue Bonds
Mortgage-Backed City Living
Series 2006A-5 (GNMA/FNMA/FHLMC)
04-01-27	5.450	1,642,284	1,706,727
Minneapolis/St. Paul Housing Finance Board
Revenue Bonds
Single Family Housing
Series 2005A-4 (GNMA/FNMA/FHLMC) A.M.T.
12-01-37	4.700	91,737	91,062
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2002B A.M.T.
07-01-33	5.650	2,120,000	2,133,801
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2006B A.M.T.
07-01-26	4.750	1,890,000	1,885,710
07-01-31	4.850	2,555,000	2,515,091

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2006I A.M.T.
07-01-26	5.050	3,510,000	3,557,596
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2006M A.M.T.
01-01-37	5.750	2,540,000	2,678,633
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2007D A.M.T.
01-01-38	5.500	3,310,000	3,500,126

Total			18,068,746

Lease (6.0%)
Duluth Independent School District No. 709
Certificate of Participation
Series 2008B
(School District Credit Enhancement Program)
02-01-26	4.750	4,000,000	4,272,280
St. Paul Port Authority
Revenue Bonds
Office Building at Cedar Street
Series 2003-12
12-01-23	5.000	5,000,000	5,204,650
12-01-27	5.125	10,815,000	11,234,622

Total			20,711,552

Miscellaneous Revenue (1.6%)
City of Minneapolis
Limited Tax Revenue Bonds
Common Bond Fund
Series 2007-2A A.M.T.
06-01-22	5.125	1,035,000	1,043,787
06-01-28	5.000	1,500,000	1,453,245
Minneapolis Community Planning & Economic
Development Department
Limited Tax Revenue Bonds
Common Bond Fund
Series 1996-1
06-01-11	6.000	305,000	311,960
Minneapolis Community Planning & Economic
Development Department
Limited Tax Revenue Bonds
Common Bond Fund
Series 1997-7A
06-01-12	5.500	105,000	106,863
St. Paul Port Authority
Tax Allocation Bonds
River Bend Project Lot 1
Series 2007-5
02-01-32	6.375	2,660,000	2,520,935

Total			5,436,790

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Sales or Use Tax (2.8%)
County of Hennepin
Revenue Bonds
2nd Lien Ballpark Project
Series 2008B
12-15-27	4.750	4,205,000	4,450,740
12-15-29	5.000	1,825,000	1,961,291
County of Hennepin
Sales Tax Revenue Bonds
Series 2007
12-15-33	4.750	3,000,000	3,097,890

Total			9,509,921

School (6.3%)
Edina Independent School District No. 273
Unlimited General Obligation Bonds
Series 2004
02-01-24	4.500	3,400,000	3,471,808
Lake Superior Independent School District No. 381
Unrefunded Unlimited General Obligation Bonds
Building
Series 2002A (AGM)
(School District Credit Enhancement Program)
04-01-13	5.000	1,730,000	1,924,919
Rocori Area Schools Independent School District No. 750
Unlimited General Obligation Bonds
School Building
Series 2009B
(School District Credit Enhancement Program)
02-01-34	4.750	9,200,000	9,523,564
St. Paul Housing & Redevelopment Authority
Refunding Revenue Bonds
St. Paul Academy & Summit School
Series 2007
10-01-24	5.000	5,000,000	5,250,200

Issue	Coupon	Principal
description(b,c)	rate	amount		Value(a)
White Bear Lake Independent School District No. 624
Unlimited General Obligation Refunding Bonds
Series 2002B (NPFGC/FGIC)
(School District Credit Enhancement Program)
02-01-14	5.000	1,480,000		1,580,655

Total				21,751,146

Special District — Special Tax (1.2%)
City of Lakeville
Revenue Bonds
Series 2007
02-01-22	5.000	175,000		157,584
02-01-27	5.000	225,000		213,487
Territory of Guam
Revenue Bonds
Section 30
Series 2009A
12-01-34	5.750	3,500,000	(f)	3,605,875

Total				3,976,946

State (3.3%)
State of Minnesota
Unlimited General Obligation Bonds
Series 2002
11-01-15	5.250	3,575,000		3,911,515
State of Minnesota
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2009F
08-01-21	5.000	6,105,000		7,306,830

Total				11,218,345

Total Municipal Bonds (Cost: $322,168,114)				$336,889,844

Municipal Notes (0.3%)

		Amount
Issue	Effective	payable at
description(b,c,e)	yield	maturity		Value(a)
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. Olaf College
V.R.D.N. 5th Series 2000H (Harris Trust & Savings Bank)
10-01-30	0.300%	$900,000		$900,000

Total Municipal Notes (Cost: $900,000)				$900,000

Money Market Fund (0.5%)

		Shares		Value(a)
JPMorgan Tax-Free Money Market Fund		1,568,613		$1,568,613

Total Money Market Fund (Cost: $1,568,613)				$1,568,613

Total Investments in Securities (Cost: $324,636,727(h)				$339,358,457

Investment in Derivatives

Futures Contracts Outstanding at May 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 5-year	(34)	$(3,992,875)	July 2010	$(51,316)
U.S. Treasury Note, 5-year	(36)	(4,200,188)	Oct. 2010	6,977
U.S. Treasury Note, 10-year	(22)	(2,654,781)	June 2010	(71,888)
U.S. Treasury Note, 10-year	(66)	(7,911,750)	Sept. 2010	(8,654)

Total				$(124,881)

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2010.

(b)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MGIC	—	Mortgage Guaranty Insurance Corporation
NPFGC	—	National Public Finance Guarantee Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance
(c)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At May 31, 2010, the value of securities subject to alternative minimum tax represented 6.46% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note
(d)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e)	The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2010.

(f)	Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. Municipal securities represented 2.44% of net assets at May 31, 2010.

(g)	At May 31, 2010, investments in securities included securities valued at $239,393 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(h)	At May 31, 2010, the cost of securities for federal income tax purposes was approximately $324,637,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$16,003,000
Unrealized depreciation	(1,282,000)

Net unrealized appreciation	$14,721,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2010:

	Fair value at May 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description (a)	identical assets	inputs	inputs	Total

Bonds
Municipal Bonds	$—	$336,889,844	$—	$336,889,844

Total Bonds	—	336,889,844	—	336,889,844

Other
Municipal Notes	—	900,000	—	900,000
Unaffiliated Money Market Fund (b)	1,568,613	—	—	1,568,613

Total Other	1,568,613	900,000	—	2,468,613

Investments in Securities	1,568,613	337,789,844	—	339,358,457
Other Financial Instruments (c)	(124,881)	—	—	(124,881)

Total	$1,443,732	$337,789,844	$—	$339,233,576

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2010.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
RiverSource New York Tax-Exempt Fund
May 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (99.7%)

Issue	Coupon	Principal
description(c,d)	rate	amount	Value(a)
Advanced Refunded (2.2%)
Metropolitan Transportation Authority
Prerefunded Revenue Bonds
Series 1998A (FGIC)
04-01-28	4.750%	$1,000,000	$1,159,800

City (1.0%)
City of New York
Unrefunded Unlimited General Obligation Bonds
Series 2002E
08-01-16	5.750	500,000	544,865

College (39.0%)
City of Troy
Revenue Bonds
Rensselaer Polytechnic
Series 2010A
09-01-30	5.000	500,000	512,060
Dutchess County Industrial Development Agency
Refunding Revenue Bonds
Bard College Civic Facilities
Series 2007A-1
08-01-22	5.000	500,000	508,405
Nassau County Industrial Development Agency
Refunding Revenue Bonds
New York Institute of Technology Project
Series 2000A
03-01-26	4.750	485,000	482,837
New York City Trust for Cultural Resources
Revenue Bonds
Julliard School
Series 2009A
01-01-34	5.000	1,000,000	1,070,570
New York State Dormitory Authority
Revenue Bonds
Brooklyn Law School
Series 2003B (XLCA)
07-01-30	5.125	1,000,000	1,018,100
New York State Dormitory Authority
Revenue Bonds
Columbia University
Series 2007C
07-01-29	5.000	1,250,000	1,356,999
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System
5th General Resolution
Series 2008B
07-01-27	5.000	1,000,000	1,057,180
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System
Series 1993A
07-01-13	5.750	3,000,000	3,195,390
New York State Dormitory Authority
Revenue Bonds
Cornell University
Series 2006A
07-01-31	5.000	1,000,000	1,074,710
New York State Dormitory Authority
Revenue Bonds
Education
Series 2008B
03-15-38	5.250	1,000,000	1,083,390

Issue	Coupon	Principal
description(c,d)	rate	amount	Value(a)
New York State Dormitory Authority
Revenue Bonds
Manhattan Marymount College
Series 2009
07-01-29	5.250	500,000	504,290
New York State Dormitory Authority
Revenue Bonds
Mt. Sinai School of Medicine
New York University
Series 2007 (NPFGC)
07-01-37	4.500	1,000,000	910,190
New York State Dormitory Authority
Revenue Bonds
North Shore-Long Island Jewish
Series 2009A
05-01-37	5.500	750,000	771,263
New York State Dormitory Authority
Revenue Bonds
Rochester Institute of Technology
Series 2008A
07-01-33	6.000	1,000,000	1,107,890
New York State Dormitory Authority
Revenue Bonds
Rockefeller University
Series 2009C
07-01-40	5.000	1,000,000	1,063,010
New York State Dormitory Authority
Revenue Bonds
Teacher’s College
Series 2009
03-01-39	5.500	500,000	527,675
New York State Dormitory Authority
Revenue Bonds
University of Rochester
Series 2009A
07-01-39	5.125	900,000	947,736
New York State Dormitory Authority
Revenue Bonds
Yeshiva University
Series 2009
09-01-38	5.000	1,500,000	1,557,329
New York State Dormitory Authority
Unrefunded Revenue Bonds
Series 1990B
05-15-11	7.500	645,000	686,196
Seneca County Industrial Development Agency
Revenue Bonds
New York Chiropractic College
Series 2007
10-01-27	5.000	750,000	746,505
Town of Hempstead Local Development Corp.
Revenue Bonds
Molloy College Project
Series 2009
07-01-39	5.750	800,000	816,984

Total			20,998,709

County (2.7%)
County of Monroe
Unlimited General Obligation
Refunding & Public Improvement Bonds
Series 1996 (NPFGC)
03-01-15	6.000	1,250,000	1,447,263

Electric (2.1%)
Long Island Power Authority
Revenue Bonds
Series 2009A
04-01-23	5.000	750,000	805,065

Issue	Coupon	Principal
description(c,d)	rate	amount		Value(a)
Puerto Rico Electric Power Authority
Revenue Bonds
Series 2010XX
07-01-40	5.250	300,000	(b)	302,793

Total				1,107,858

Health Care — Hospital (9.6%)
Albany Industrial Development Agency
Revenue Bonds
St. Peters Hospital Project
Series 2008A
11-15-27	5.250	1,000,000		975,430
New York State Dormitory Authority
Revenue Bonds
Mount Sinai Hospital
Series 2010A
07-01-26	5.000	675,000	(f)	691,058
New York State Dormitory Authority
Revenue Bonds
New York University Hospital Center
Series 2006A
07-01-20	5.000	500,000		513,440
New York State Dormitory Authority
Revenue Bonds
New York University Hospital Center
Series 2007B
07-01-24	5.250	690,000		714,737
New York State Dormitory Authority
Revenue Bonds
Orange Regional Medical Center
Series 2008
12-01-29	6.125	1,250,000		1,249,287
New York State Dormitory Authority
Revenue Bonds
Sloan-Kettering Memorial Center
Series 2006-1
07-01-35	5.000	1,000,000		1,030,100

Total				5,174,052

Health Care — Life Care Center (1.5%)
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09-15-42	6.000	1,000,000		811,290

Housing — Multi-family (0.9%)
New York City Housing Development Corp.
Revenue Bonds
Series 2009M
11-01-45	5.150	500,000		504,970

Housing — Single Family (4.3%)
New York Mortgage Agency
Revenue Bonds
Series 2002-101 A.M.T.
04-01-32	5.400	1,135,000		1,139,858

Issue	Coupon	Principal
description(c,d)	rate	amount	Value(a)
New York Mortgage Agency
Revenue Bonds
Series 2007-140 A.M.T.
10-01-21	4.600	500,000	503,130
New York Mortgage Agency
Revenue Bonds
Series 2007-143 A.M.T.
10-01-27	4.850	675,000	658,719

Total			2,301,707

Lease (1.0%)
New York City Industrial Development Agency
Revenue Bonds
Terminal One Group Association Project
Series 2005 A.M.T.
01-01-24	5.500	500,000	512,285

Miscellaneous Revenue (8.1%)
Metropolitan Transportation Authority
Revenue Bonds
Series 2005F
11-15-35	5.000	500,000	501,410
Metropolitan Transportation Authority
Revenue Bonds
Series 2006A
11-15-22	5.000	750,000	807,998
Metropolitan Transportation Authority
Revenue Bonds
Series 2009A
11-15-26	5.300	700,000	776,986

Issue	Coupon	Principal
description(c,d)	rate	amount		Value(a)
New York City Industrial Development Agency
Revenue Bonds
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01-01-24	5.000	500,000		486,990
New York City Industrial Development Agency
Revenue Bonds
Yankee Stadium Pilot
Series 2009 (Assured Guaranty)
03-01-49	7.000	250,000		290,208
New York City Trust for Cultural Resources
Revenue Bonds
Lincoln Center
Series 2008C
12-01-18	5.250	750,000		858,743
Seneca Nation Indians Capital Improvements Authority
Revenue Bonds
Series 2007A
12-01-16	5.250	500,000	(e)	456,830
12-01-23	5.000	250,000	(e)	204,490

Total				4,383,655

Port District (3.8%)
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 143rd
Series 2006 (AGM) A.M.T.
10-01-21	5.000	1,000,000		1,048,400
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 146th
Series 2006 (AGM) A.M.T.
12-01-23	4.500	500,000		500,835
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 147th
Series 2007 (NPFGC/FGIC) A.M.T.
10-15-26	5.000	500,000		509,885

Total				2,059,120

Special District — Special Tax (5.4%)
Metropolitan Transportation Authority
Revenue Bonds
Series 2009B
11-15-34	5.000	1,500,000		1,578,525
New York City Transitional Finance Authority
Revenue Bonds
Series 2009S-5
01-15-32	5.000	1,000,000		1,047,770
New York State Dormitory Authority
Revenue Bonds
Education
Series 2005F
03-15-23	5.000	250,000		267,853

Total				2,894,148

Issue	Coupon	Principal
description(c,d)	rate	amount	Value(a)
Toll Road (6.4%)
New York State Thruway Authority
Revenue Bonds
Series 2007H (NPFGC/FGIC)
01-01-23	5.000	500,000	543,355
New York State Thruway Authority
Revenue Bonds
Series 2009A-1
04-01-29	5.000	1,000,000	1,070,730
New York State Thruway Authority
Revenue Bonds
Transportation
Series 2008A
03-15-28	5.000	1,000,000	1,086,139
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series 2002B
11-15-29	5.125	1,000,000	1,048,570
Triborough Bridge & Tunnel Authority
Revenue Bonds
Series 2008C
11-15-38	5.000	250,000	262,665

Total			4,011,459

Water & Sewer (10.7%)
Erie County Water Authority
Revenue Bonds
4th Resolution
Series 2007 (NPFGC)
12-01-34	4.750	500,000	510,765
New York City Municipal Water Finance Authority
Revenue Bonds
Fiscal 2009
Series 2008A
06-15-40	5.750	1,000,000	1,134,090
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2008CC
06-15-34	5.000	1,500,000	1,573,875
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2008DD
06-15-38	4.500	500,000	491,380
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds
New York City Municipal Water Project
Series 2002B
06-15-31	5.000	1,000,000	1,021,620
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds
New York City Municipal Water Project
Series 2002K
06-15-28	5.000	1,000,000	1,043,850

Total			5,775,580

Total Municipal Bonds (Cost: $51,103,980)			$53,686,761

Money Market Fund (0.4%)

	Shares	Value(a)
JPMorgan Tax-Free Money Market Fund	203,036	$203,036

Total Money Market Fund (Cost: $203,036)		$203,036

Total Investments in Securities (Cost: $51,307,016)(g)		$53,889,797

Investment in Derivatives
At May 31,2010, $27,000 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.
Futures Contracts Outstanding at May 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 5-year	(5)	$(587,187)	July 2010	$(9,461)
U.S. Treasury Note, 5-year	(6)	(700,031)	Oct. 2010	(1,415)
U.S. Treasury Note, 10-year	(3)	(362,016)	June 2010	(10,881)
U.S. Treasury Note, 10-year	(11)	(1,318,625)	Sept. 2010	(5,274)

Total				$(27,031)

Notes to Portfolio of Investments
(a)  Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2010.
(b)  Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. Municipal securities represented 0.56% of net assets at May 31, 2010.
(c)  The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MGIC	—	Mortgage Guaranty Insurance Corporation
NPFGC	—	National Public Finance Guarantee Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance
(d)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At May 31, 2010, the value of securities subject to alternative minimum tax represented 9.05% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note
(e)  Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the value of these securities amounted to $661,320 or 1.23% of net assets.
(f)  At May 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $691,058.

(g)  At May 31, 2010, the cost of securities for federal income tax purposes was approximately $51,307,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$3,032,000
Unrealized depreciation	(449,000)

Net unrealized appreciation	$2,583,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2010:

	Fair value at May 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description (a)	identical assets	inputs	inputs	Total

Bonds
Municipal Bonds	$—	$53,686,761	$—	$53,686,761

Total Bonds	—	53,686,761	—	53,686,761

Other
Unaffiliated Money Market Fund (b)	203,036	—	—	203,036

Total Other	203,036	—	—	203,036

Investments in Securities	203,036	53,686,761	—	53,889,797
Other Financial Instruments (c)	(27,031)	—	—	(27,031)

Total	$176,005	$53,686,761	$—	$53,862,766

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2010.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2. Control and Procedures.
Item 3. Exhibits.
SIGNATURES
EX-99.CERT

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource Special Tax-Exempt Series Trust

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date July 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date July 29, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date July 29, 2010